Financial Instruments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Line Items]
Maximum exposure to credit risk		$ 586,900	$ 721,300
Allowance for doubtful accounts		13,800	8,900
Borrowings before deferred financing costs		2,944,600	3,098,100
Derivative liabilities			617,135
Deferred charges	[1]	231,664	416,431
Net income loss		70,800	185,000
Other comprehensive income loss		62,000	13,400
Cash and cash equivalents		$ 15,500
Short-term investments			$ 13,300
Discount rate cash flow		7.00%	7.30%
Bottom of range [Member]
Financial Instruments [Line Items]
Discount cash flows		3.74%	4.37%
Top of range [Member]
Financial Instruments [Line Items]
Discount cash flows		3.97%	4.63%
Telesat Lightspeed Warrants [Member]
Financial Instruments [Line Items]
Borrowings before deferred financing costs		$ 716,200
Derivative liabilities		832,400	617,100
Deferred charges		$ 429,100	$ 617,500
North American [Member]
Financial Instruments [Line Items]
Risk percentage		67%	48%
International Customers [Member]
Financial Instruments [Line Items]
Risk percentage		33%	52%
Interest Rates Floor [Member]
Financial Instruments [Line Items]
Net income loss		$ 5,500
Interest rates		0.25%
Interest rates			$ 4,700

[1]	As at December 31, 2025, the deferred financing charges were associated with the Telesat Lightspeed Financing Warrants (Note 24) granted to the Government of Canada and the Government of Quebec and the debt issue costs associated with the Telesat Lightspeed Financing. As the drawdowns will be made against the Telesat Lightspeed Financing, the proportional amount of the current and long-term assets will be transferred to the debt issue costs against the long-term indebtedness.